Cover	9 Months Ended
Jul. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment description	AMENDMENT NO. 1
Entity Registrant Name	ORGANICELL REGENERATIVE MEDICINE, INC.
Entity Central Index Key	0001557376
Entity Tax Identification Number	47-4180540
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4045 Sheridan Avenue
Entity Address, Address Line Two	Suite 239
Entity Address, Address Line Three	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33140
City Area Code	888
Local Phone Number	963-7881
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false